Shareholder Report, Holdings (Details)	Sep. 30, 2024
C000157745 | A-1+
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000157745 | A-1
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000157745 | SP-1+
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000157745 | Pre-refunded
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000157745 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000157745 | California
Holdings [Line Items]
Percent of Net Asset Value	91.20%
C000157745 | Guam
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000157745 | New Jersey
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000157745 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000157745 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000157745 | Kentucky
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000157745 | Wisconsin
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000157745 | Georgia
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000157745 | Michigan
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000157745 | Ohio
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000157745 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000157745 | Washington
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000157745 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000157745 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000157745 | AAA
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000157745 | AA
Holdings [Line Items]
Percent of Net Asset Value	37.40%
C000157745 | A
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000157745 | BBB
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000157745 | BB
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000157745 | B
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000084881 | A-1+
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000084881 | A-1
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000084881 | SP-1+
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000084881 | Pre-refunded
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000084881 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000084881 | California
Holdings [Line Items]
Percent of Net Asset Value	91.20%
C000084881 | Guam
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000084881 | New Jersey
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000084881 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000084881 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000084881 | Kentucky
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000084881 | Wisconsin
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000084881 | Georgia
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000084881 | Michigan
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000084881 | Ohio
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000084881 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000084881 | Washington
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000084881 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000084881 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000084881 | AAA
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000084881 | AA
Holdings [Line Items]
Percent of Net Asset Value	37.40%
C000084881 | A
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000084881 | BBB
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000084881 | BB
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000084881 | B
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000030481 | A-1+
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000030481 | A-1
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000030481 | SP-1+
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000030481 | Pre-refunded
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000030481 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000030481 | California
Holdings [Line Items]
Percent of Net Asset Value	91.20%
C000030481 | Guam
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030481 | New Jersey
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000030481 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000030481 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000030481 | Kentucky
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000030481 | Wisconsin
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000030481 | Georgia
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000030481 | Michigan
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000030481 | Ohio
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000030481 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000030481 | Washington
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000030481 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000030481 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030481 | AAA
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000030481 | AA
Holdings [Line Items]
Percent of Net Asset Value	37.40%
C000030481 | A
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000030481 | BBB
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000030481 | BB
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000030481 | B
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000030483 | A-1+
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000030483 | A-1
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000030483 | SP-1+
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000030483 | Pre-refunded
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000030483 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000030483 | California
Holdings [Line Items]
Percent of Net Asset Value	91.20%
C000030483 | Guam
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030483 | New Jersey
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000030483 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000030483 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000030483 | Kentucky
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000030483 | Wisconsin
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000030483 | Georgia
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000030483 | Michigan
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000030483 | Ohio
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000030483 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000030483 | Washington
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000030483 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000030483 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030483 | AAA
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000030483 | AA
Holdings [Line Items]
Percent of Net Asset Value	37.40%
C000030483 | A
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000030483 | BBB
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000030483 | BB
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000030483 | B
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000083494 | Global Equity - US
Holdings [Line Items]
Percent of Net Asset Value	60.70%
C000083494 | Global Equity - Developed International
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000083494 | Global Equity - Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000083494 | Real Assets
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000083494 | Global Bond - US
Holdings [Line Items]
Percent of Net Asset Value	41.30%
C000083494 | Global Bond - Developed International
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000083495 | Global Equity - US
Holdings [Line Items]
Percent of Net Asset Value	60.70%
C000083495 | Global Equity - Developed International
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000083495 | Global Equity - Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000083495 | Real Assets
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000083495 | Global Bond - US
Holdings [Line Items]
Percent of Net Asset Value	41.30%
C000083495 | Global Bond - Developed International
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000083498 | Global Equity - US
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000083498 | Global Equity - Developed International
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000083498 | Global Equity - Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000083498 | Real Assets
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000083498 | Global Bond - US
Holdings [Line Items]
Percent of Net Asset Value	51.70%
C000083498 | Global Bond - Developed International
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000083498 | Global Credit - Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000083498 | Linkers
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000083499 | Global Equity - US
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000083499 | Global Equity - Developed International
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000083499 | Global Equity - Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000083499 | Real Assets
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000083499 | Global Bond - US
Holdings [Line Items]
Percent of Net Asset Value	51.70%
C000083499 | Global Bond - Developed International
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000083499 | Global Credit - Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000083499 | Linkers
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000083496 | Global Equity - US
Holdings [Line Items]
Percent of Net Asset Value	61.20%
C000083496 | Global Equity - Developed International
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000083496 | Global Equity - Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000083496 | Real Assets
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000083496 | Global Bond - US
Holdings [Line Items]
Percent of Net Asset Value	53.80%
C000083496 | Global Bond - Developed International
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000083497 | Global Equity - US
Holdings [Line Items]
Percent of Net Asset Value	61.20%
C000083497 | Global Equity - Developed International
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000083497 | Global Equity - Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000083497 | Real Assets
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000083497 | Global Bond - US
Holdings [Line Items]
Percent of Net Asset Value	53.80%
C000083497 | Global Bond - Developed International
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000157746 | A-1+
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000157746 | A-1
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000157746 | SP-1+
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000157746 | Pre-refunded
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000157746 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000157746 | California
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000157746 | New Jersey
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000157746 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000157746 | Wisconsin
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000157746 | Michigan
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000157746 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000157746 | Washington
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000157746 | Other
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000157746 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000157746 | SP-1
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000157746 | New York
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000157746 | Texas
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000157746 | Florida
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000157746 | South Carolina
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000157746 | Colorado
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000157746 | Connecticut
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000157746 | Alabama
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000157746 | AAA
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000157746 | AA
Holdings [Line Items]
Percent of Net Asset Value	38.20%
C000157746 | A
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000157746 | BBB
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000157746 | BB
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000157746 | B
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000030490 | A-1+
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030490 | A-1
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000030490 | SP-1+
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030490 | Pre-refunded
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000030490 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000030490 | California
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000030490 | New Jersey
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000030490 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000030490 | Wisconsin
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000030490 | Michigan
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000030490 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000030490 | Washington
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000030490 | Other
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000030490 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000030490 | SP-1
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000030490 | New York
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000030490 | Texas
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000030490 | Florida
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000030490 | South Carolina
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000030490 | Colorado
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000030490 | Connecticut
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030490 | Alabama
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030490 | AAA
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000030490 | AA
Holdings [Line Items]
Percent of Net Asset Value	38.20%
C000030490 | A
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000030490 | BBB
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000030490 | BB
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030490 | B
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000030492 | A-1+
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030492 | A-1
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000030492 | SP-1+
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030492 | Pre-refunded
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000030492 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000030492 | California
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000030492 | New Jersey
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000030492 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000030492 | Wisconsin
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000030492 | Michigan
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000030492 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000030492 | Washington
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000030492 | Other
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000030492 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000030492 | SP-1
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000030492 | New York
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000030492 | Texas
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000030492 | Florida
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000030492 | South Carolina
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000030492 | Colorado
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000030492 | Connecticut
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030492 | Alabama
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030492 | AAA
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000030492 | AA
Holdings [Line Items]
Percent of Net Asset Value	38.20%
C000030492 | A
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000030492 | BBB
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000030492 | BB
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030492 | B
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000202546 | A-1+
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000202546 | A-1
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000202546 | SP-1+
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000202546 | Pre-refunded
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000202546 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000202546 | California
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000202546 | New Jersey
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000202546 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000202546 | Wisconsin
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000202546 | Michigan
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000202546 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000202546 | Washington
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000202546 | Other
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000202546 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000202546 | SP-1
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000202546 | New York
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000202546 | Texas
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000202546 | Florida
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000202546 | South Carolina
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000202546 | Colorado
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000202546 | Connecticut
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000202546 | Alabama
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000202546 | AAA
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000202546 | AA
Holdings [Line Items]
Percent of Net Asset Value	38.20%
C000202546 | A
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000202546 | BBB
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000202546 | BB
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000202546 | B
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000084883 | A-1+
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000084883 | A-1
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000084883 | SP-1+
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000084883 | Pre-refunded
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000084883 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000084883 | California
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000084883 | New Jersey
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000084883 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000084883 | Wisconsin
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000084883 | Michigan
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000084883 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000084883 | Washington
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000084883 | Other
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000084883 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000084883 | SP-1
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000084883 | New York
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000084883 | Texas
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000084883 | Florida
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000084883 | South Carolina
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000084883 | Colorado
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000084883 | Connecticut
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000084883 | Alabama
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000084883 | AAA
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000084883 | AA
Holdings [Line Items]
Percent of Net Asset Value	38.20%
C000084883 | A
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000084883 | BBB
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000084883 | BB
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000084883 | B
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000164576 | Taiwan Semiconductor Manufacturing Co., Ltd. - FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000164576 | Tencent Holdings Ltd. - FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000164576 | Samsung Electronics Co., Ltd. - FR_677172009
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000164576 | SK Hynix, Inc. - FR_645026907
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000164576 | Meituan, Class B - FR_ACI14YZ22
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000164576 | MediaTek, Inc. - FR_637248907
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000164576 | PDD Holdings, Inc. - FR_722304102
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000164576 | FPT Corp. Macquarie Bank Ltd. - FR_BD37JV905
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000164576 | KB Financial Group, Inc. - FR_B3DF0Y902
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000164576 | Emaar Properties PJSC - FR_B01RM2901
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000164576 | Country SummaryChina
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000164576 | Country SummaryTaiwan
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000164576 | Country SummarySouth Korea
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000164576 | Country SummaryIndia
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000164576 | Country SummaryBrazil
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000164576 | Country SummarySaudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000164576 | Country SummaryUnited Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000164576 | Country SummaryUnited States
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000164576 | Country SummaryIndonesia
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000164576 | Country SummaryVietnam
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000164576 | Country SummaryPhilippines
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000164576 | Country SummaryGreece
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000164576 | Country SummaryMexico
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000164576 | Country SummaryKazakhstan
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000164576 | Country SummaryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000164576 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000164576 | 10096952
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000164576 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000164576 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000164576 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000164576 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000164576 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000164576 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000164576 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000164576 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000164576 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000164576 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000164576 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000164576 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000164576 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000030493 | Taiwan Semiconductor Manufacturing Co., Ltd. - FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000030493 | Tencent Holdings Ltd. - FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000030493 | Samsung Electronics Co., Ltd. - FR_677172009
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000030493 | SK Hynix, Inc. - FR_645026907
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030493 | Meituan, Class B - FR_ACI14YZ22
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030493 | MediaTek, Inc. - FR_637248907
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030493 | PDD Holdings, Inc. - FR_722304102
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030493 | FPT Corp. Macquarie Bank Ltd. - FR_BD37JV905
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030493 | KB Financial Group, Inc. - FR_B3DF0Y902
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030493 | Emaar Properties PJSC - FR_B01RM2901
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000030493 | Country SummaryChina
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000030493 | Country SummaryTaiwan
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000030493 | Country SummarySouth Korea
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000030493 | Country SummaryIndia
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000030493 | Country SummaryBrazil
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000030493 | Country SummarySaudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030493 | Country SummaryUnited Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030493 | Country SummaryUnited States
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000030493 | Country SummaryIndonesia
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030493 | Country SummaryVietnam
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030493 | Country SummaryPhilippines
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030493 | Country SummaryGreece
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030493 | Country SummaryMexico
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000030493 | Country SummaryKazakhstan
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000030493 | Country SummaryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000030493 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000030493 | 10096952
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000030493 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000030493 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000030493 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000030493 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000030493 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000030493 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000030493 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000030493 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000030493 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030493 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000030493 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030493 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000030493 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000213292 | 10097090
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000213292 | 10097052
Holdings [Line Items]
Percent of Net Asset Value	(8.10%)
C000213292 | AssetGovernments - Treasuries
Holdings [Line Items]
Percent of Net Asset Value	35.60%
C000213292 | AssetCorporates - Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000213292 | AssetMortgage Pass-Throughs
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000213292 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000213292 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000213292 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000213292 | AssetCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000213292 | AssetInflation-Linked Securities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000213292 | AssetAgencies
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000213293 | 10097090
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000213293 | 10097052
Holdings [Line Items]
Percent of Net Asset Value	(8.10%)
C000213293 | AssetGovernments - Treasuries
Holdings [Line Items]
Percent of Net Asset Value	35.60%
C000213293 | AssetCorporates - Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000213293 | AssetMortgage Pass-Throughs
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000213293 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000213293 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000213293 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000213293 | AssetCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000213293 | AssetInflation-Linked Securities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000213293 | AssetAgencies
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000213294 | 10097090
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000213294 | 10097052
Holdings [Line Items]
Percent of Net Asset Value	(8.10%)
C000213294 | AssetGovernments - Treasuries
Holdings [Line Items]
Percent of Net Asset Value	35.60%
C000213294 | AssetCorporates - Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000213294 | AssetMortgage Pass-Throughs
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000213294 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000213294 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000213294 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000213294 | AssetCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000213294 | AssetInflation-Linked Securities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000213294 | AssetAgencies
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000030494 | 10097090
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000030494 | 10097052
Holdings [Line Items]
Percent of Net Asset Value	(8.10%)
C000030494 | AssetGovernments - Treasuries
Holdings [Line Items]
Percent of Net Asset Value	35.60%
C000030494 | AssetCorporates - Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000030494 | AssetMortgage Pass-Throughs
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000030494 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000030494 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000030494 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030494 | AssetCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000030494 | AssetInflation-Linked Securities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000030494 | AssetAgencies
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000157747 | A-1+
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000157747 | A-1
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000157747 | SP-1+
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000157747 | Pre-refunded
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000157747 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000157747 | Guam
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000157747 | New Jersey
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000157747 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000157747 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000157747 | Wisconsin
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000157747 | Michigan
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000157747 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000157747 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000157747 | New York
Holdings [Line Items]
Percent of Net Asset Value	86.40%
C000157747 | South Carolina
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000157747 | Colorado
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000157747 | Connecticut
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000157747 | Alabama
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000157747 | Nebraska
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000157747 | Tennessee
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000157747 | AAA
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000157747 | AA
Holdings [Line Items]
Percent of Net Asset Value	52.40%
C000157747 | A
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000157747 | BBB
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000157747 | BB
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000157747 | B
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000157747 | CC
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000030502 | A-1+
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000030502 | A-1
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000030502 | SP-1+
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000030502 | Pre-refunded
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000030502 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000030502 | Guam
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030502 | New Jersey
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030502 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000030502 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000030502 | Wisconsin
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000030502 | Michigan
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000030502 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000030502 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000030502 | New York
Holdings [Line Items]
Percent of Net Asset Value	86.40%
C000030502 | South Carolina
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000030502 | Colorado
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000030502 | Connecticut
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030502 | Alabama
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000030502 | Nebraska
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000030502 | Tennessee
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000030502 | AAA
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000030502 | AA
Holdings [Line Items]
Percent of Net Asset Value	52.40%
C000030502 | A
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000030502 | BBB
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000030502 | BB
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000030502 | B
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000030502 | CC
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000030504 | A-1+
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000030504 | A-1
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000030504 | SP-1+
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000030504 | Pre-refunded
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000030504 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000030504 | Guam
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030504 | New Jersey
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030504 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000030504 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000030504 | Wisconsin
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000030504 | Michigan
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000030504 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000030504 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000030504 | New York
Holdings [Line Items]
Percent of Net Asset Value	86.40%
C000030504 | South Carolina
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000030504 | Colorado
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000030504 | Connecticut
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030504 | Alabama
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000030504 | Nebraska
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000030504 | Tennessee
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000030504 | AAA
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000030504 | AA
Holdings [Line Items]
Percent of Net Asset Value	52.40%
C000030504 | A
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000030504 | BBB
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000030504 | BB
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000030504 | B
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000030504 | CC
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000084886 | A-1+
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000084886 | A-1
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000084886 | SP-1+
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000084886 | Pre-refunded
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000084886 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000084886 | Guam
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000084886 | New Jersey
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000084886 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000084886 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000084886 | Wisconsin
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000084886 | Michigan
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000084886 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000084886 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000084886 | New York
Holdings [Line Items]
Percent of Net Asset Value	86.40%
C000084886 | South Carolina
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000084886 | Colorado
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000084886 | Connecticut
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000084886 | Alabama
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000084886 | Nebraska
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000084886 | Tennessee
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000084886 | AAA
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000084886 | AA
Holdings [Line Items]
Percent of Net Asset Value	52.40%
C000084886 | A
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000084886 | BBB
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000084886 | BB
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000084886 | B
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000084886 | CC
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000083500 | Global Equity - US
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000083500 | Global Equity - Developed International
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000083500 | Global Equity - Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000083500 | Real Assets
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000083500 | Global Bond - US
Holdings [Line Items]
Percent of Net Asset Value	96.00%
C000083500 | Global Bond - Developed International
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000083501 | Global Equity - US
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000083501 | Global Equity - Developed International
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000083501 | Global Equity - Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000083501 | Real Assets
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000083501 | Global Bond - US
Holdings [Line Items]
Percent of Net Asset Value	96.00%
C000083501 | Global Bond - Developed International
Holdings [Line Items]
Percent of Net Asset Value	0.00%